Right of Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Office lease	$ 273,644	$ 32,036
Car lease	$ 103,391	$ 172,903